1940 Act Registration No. 811-07414
                       1933 Act Registration No. 033-56546
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20546
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
Pre-Effective Amendment No.                                           [ ]
Post-Effective Amendment No.                                          [10]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                    [X]
Amendment No.                                                         [15]

                  THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.
               (Exact name of registrant as specified in Charter)

                      107 South Fair Oaks, Blvd., Suite 315
                           Pasadena, California 91105
              (Address of Principle Executive Offices and Zip Code)

                                  626-844-1441
               (Registrant's Telephone Number including Area Code)

                             David M. Bardsley, Esq.
                          American Data Services, Inc.
                                150 Motor Parkway
                            Hauppauge, New York 11788
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                                 DAVID D. JONES
                      C/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge road, Suite 88
                             Valley Forge, PA 19482
                               610-935-4511 phone
                                610-935-3775 fax
                                  ------------

Approximate Date of Proposed Public Offering:
--------------------------------------------
As soon as practicable  following effective date.

It is proposed that this filing will become effective (check appropriate box):
------------------------------------------------------------------------------
/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on (date) pursuant to paragraph (a)(3)
/X/  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement. Registrant filed a Rule 24f-2 Notice for its fiscal year ended September 30, 2001, on November 29, 2001.

                               THE MONTECITO FUND
                                  (the "Fund")

                                   PROSPECTUS


                                      DATED
                                  April 1, 2002


A SEPARATE SERIES OF

The Santa Barbara Group
of Mutual Funds, Inc.
(the "Company")
107 South Fair Oaks Blvd., Suite 315
Pasadena, California 91105
1-800-723-8637


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

                                TABLE OF CONTENTS


THE BASICS ABOUT THE FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Bar Chart and Table

FEES AND EXPENSES
     Shareholder Fees
     Annual Fund Operating Expenses
     Example

INVESTMENT ADVISORY SERVICES
     Fund Manager
     Investment Adviser....
     Portfolio Managers

HOW TO BUY AND SELL SHARES
     Determination of Share Price
     Class A Shares
     Distribution Fees
     Minimum Investment Amounts
     Opening and Adding To Your Account
     Purchase By Mail
     Wire Transfer Purchases
     Purchases through Financial Service Organizations
     Automatic Investment Plan
     Telephone Purchases
     Miscellaneous Purchase Information
     How To Sell (Redeem) Your Shares
     By Mail
     Signature Guarantees
     By Telephone
     By Wire
     Redemption At The Option Of The Fund

DIVIDENDS AND DISTRIBUTIONS

PRINCIPAL UNDERWRITER

TAX CONSIDERATIONS

GENERAL INFORMATION

FINANCIAL HIGHLIGHTS

PRIVACY STATEMENT

FOR MORE INFORMATION .................................................Back Cover

                            THE BASICS ABOUT THE FUND

INVESTMENT OBJECTIVE
--------------------

The Fund's investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

The Fund pursues its investment objective principally by investing in common stock of large capitalization companies headquartered in the United States. Generally, a large capitalization company is one with a market capitalization of at least $15 billion. To achieve the current component of this Fund's investment objective, the Fund invests primarily in large capitalization companies which pay dividends.

This Fund emphasizes a "value" style of investing. For example, shares of companies with lower ratios of share price to earnings, sales and book value and higher dividend yields than those of other large capitalization companies will be considered attractive investments. However, to a lesser extent the Fund will often also invest in large capitalization "growth" stocks in order to be represented in that portion of the stock market. The Fund will sell a stock when the Fund's investment adviser decides that it no longer meets the investment criteria described above.

Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in common stock of large capitalization companies headquartered in the United States. However, the Fund may temporarily invest a lower percentage of its assets in accordance with such strategies in the event of a domestic or international event which has significantly disrupted, or in the opinion of the Fund's investment adviser will materially disrupt, the stock market. If the Fund does so, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
---------------

Your investment in the Fund is subject to the following principal risks:

     >> The value of securities in the Fund's portfolio will go up and down. Consequently, the Fund's share price may decline and you could lose money.

     >> The stock market is subject to significant fluctuations in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.

     >> Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.

     >> There is no assurance that the Fund's "value" style of investing will achieve its desired result. In fact, the Fund may decline in value as a result of emphasizing this style of investing.

     >> An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

BAR CHART AND PERFORMANCE TABLE
-------------------------------

Because this is a new Fund without a prior operating history, a bar chart and table reflecting prior performance history is not yet available.

                                FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

---------------------------------------------
SHAREHOLDER FEES:
-----------------
=============================================
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

MAXIMUM SALES CHARGE (LOAD)
IMPOSED ON PURCHASES                    5.75%

MAXIMUM DEFERRED SALES                  NONE

CHARGE (LOAD)


MAXIMUM SALES CHARGE (LOAD)             NONE
IMPOSED ON REINVESTED DIVIDENDS
AND OTHER DISTRIBUTIONS

REDEMPTION FEES                         NONE4

---------------------------------------------

---------------------------------------------
ANNUAL FUND OPERATING EXPENSES:
------------------------------
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES1                        1.00%

DISTRIBUTION (12B-1) FEES2              0.25%

OTHER EXPENSES3                         0.00%
---------------------------------------------

TOTAL ANNUAL
FUND OPERATING EXPENSES                 1.25%
---------------------------------------------

1. Management fees include a maximum fee of 0.30% for investment advisory services and 0.70% for administrative and other services. Both fees are paid to the Fund's Adviser pursuant to separate agreements for each service.
2. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
3. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. The Fund did not incur any of these "Other Expenses" during its latest fiscal year.
4. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

--------------------------------------------------------------------------------
         ONE YEAR        THREE YEARS        FIVE YEARS         TEN YEARS
--------------------------------------------------------------------------------
           $695             $949              $1,222            $1,999
--------------------------------------------------------------------------------

A MAXIMUM SALES CHARGE OF 5.75% IS INCLUDED IN THE CLASS A SHARE EXPENSE CALCULATIONS. BECAUSE SALES LOADS ARE CHARGED AT THE TIME OF INVESTMENT, YOUR COSTS WOULD NOT CHANGE IF YOU DID NOT REDEEM YOUR SHARES.

                          INVESTMENT ADVISORY SERVICES

The Fund is managed by SBG Capital Management, Inc. (the "Fund Manager"). In order to maximize the Fund's growth potential, the Fund Manager has entered into a sub-advisory agreement with Ameristock Corporation (the "Investment Adviser") to provide investment advice to the Fund and to manage the Fund's day-to-day investments. The Investment Adviser is responsible for choosing the Fund's investments, subject to the supervision of the Fund Manager.

FUND MANAGER
------------

SBG Capital Management, Inc., 107 South Fair Oaks Blvd., Suite 315, Pasadena, California 91105, (the "Fund Manager") serves as investment adviser to the Fund under a written agreement with the Company. The Fund Manager is an investment advisory firm whose principal business is providing investment advice and counseling to individuals, trusts and institutions. The Fund Manager has managed the Fund's day-to-day business affairs under the general supervision of the Fund's Board of Directors since the Fund's inception.

Under the terms of the investment advisory agreement, Fund Manager receives an annualized fee of 0.30% on the first $100 million in average daily net Fund assets and 0.25% on average daily net Fund assets in excess of $100 million, paid monthly in arrears.

The Fund Manager is controlled by Messrs. John P. Odell and Steven W. Arnold, both of whom also serve as Directors to the Fund.

INVESTMENT ADVISER
------------------

Ameristock Corporation (the "Investment Adviser"), an investment management organization. The Investment Adviser has acted as the investment adviser to the Fund since its inception. The Investment Adviser manages the investments of the Fund and is subject to the overall supervision of the Fund Manager and the Fund's Board of Directors. The Adviser's address is P.O. Box 6919, Moraga, California 94570.

For the services of the Investment Adviser, it is paid a fee by the Fund Manager of 0.25% on the first $100 million in average daily net Fund assets and 0.20% on average daily net Fund assets in excess of $100 million, paid monthly in arrears pursuant to a written agreement for such services with the Fund Manager, Investment Adviser and the Company.

PORTFOLIO MANAGERS
------------------

Nicholas D. Gerber, the President of the Investment Adviser, has been the portfolio manager of the Fund since its inception. Previously, Mr. Gerber was an equity portfolio manager with Bank of America. Andrew Ngim is the co-portfolio manager of the Fund. Mr. Ngim has been a Managing Director of Ameristock Corporation since 1999 and was a benefits consultant with PriceWaterhouseCoopers from 1994 to 1999. Previously, he was employed as a stockbroker and stock analyst with a regional investment banking firm and as an investment consultant with a third party pension administrator.

                           HOW TO BUY AND SELL SHARES

DETERMINATION OF SHARE PRICE
----------------------------

Shares of the Fund are offered at each share's public offering price ("POP"), which is net asset value ("NAV") plus any applicable sales charges. NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Investment Adviser, subject to the review and supervision of the Board Of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. East Coast time.

CLASS A SHARES
--------------

Class A shares are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Fund:

----------------------------------------------------------------------------------------
                      SALES CHARGE AS A      SALES CHARGE AS A %
AMOUNT INVESTED       % OF OFFERING PRICE    OF NET AMOUNT INVESTED   DEALER REALLOWANCE
----------------------------------------------------------------------------------------
       Under $25,000           5.75%                6.10%                    5.00%
----------------------------------------------------------------------------------------
  $25,000 to $49,999           5.25%                5.54%                    4.50%
----------------------------------------------------------------------------------------
  $50,000 to $99,999           4.75%                4.99%                    4.00%
----------------------------------------------------------------------------------------
$100,000 to $249,999           3.75%                3.83%                    3.00%
----------------------------------------------------------------------------------------
$250,000 to $499,999           2.50%                2.56%                    2.00%
----------------------------------------------------------------------------------------
$500,000 to $999,999           2.00%                2.04%                    1.50%
----------------------------------------------------------------------------------------
$1,000,000 and above           1.00%                1.02%                    0.75%
----------------------------------------------------------------------------------------

If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charge. However, if you redeem your shares within one year of purchase, you will be charged a fee of 1.00% of the redemption proceeds.

You may be eligible for elimination of the initial sales charge if you purchase shares through a financial services firms (such as a broker-dealer, investment adviser or financial institution) that has a special arrangement with us. The Fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the Fund and will be priced at the next computed NAV. Please see the Sub-Section entitled "Purchases through Financial Service Organizations" on page 12 of the Prospectus for additional information relating to purchases made through these types of entities.

Capital Research Brokerage Services, LLC, 107 South Fair Oaks Drive, Suite 315, Pasadena, CA 91105 ("CRBS"), the Fund's principal underwriter, will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with CRBS to sell shares of the Funds. The dealer's concession may be changed from time to time. CRBS may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

DISTRIBUTION FEES
-----------------

The Fund has adopted Distribution Plans (the "12b-1 Plans") for the Fund's Class A shares, pursuant to which the Fund pays the Fund Manager a monthly fee for shareholder servicing expenses of 0.25% per annum of the Fund's average daily net assets. The Fund Manager may, in turn, pay such fees to third parties for eligible services provided by those parties to the Fund.

The 12b-1 Plans provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

Payments under the 12b-1 Plan are not tied exclusively to the distribution and/or shareholder servicing expenses actually incurred by the Fund Manager, and such payments may exceed the expenses actually incurred. The Fund's Board of Directors evaluates the Plan on a regular basis.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

MINIMUM INVESTMENT AMOUNTS
--------------------------

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that Fund management reserves the right to reject any purchase order for Fund shares if, in the Fund's opinion, such an order would cause a material detriment to existing shareholders. Your purchase of Fund shares is subject to the following minimum investment amounts:

                           MINIMUM                   MINIMUM
                           INVESTMENT                SUBSEQUENT
                           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------

Regular                    $2,500                    $1,000
IRAs*                      $1,000                    $  100
Educational IRAs           $  100                    $  100**

                  FOR AUTOMATIC INVESTMENT PLAN PARTICIPANTS

                           MINIMUM                   MINIMUM
                           INVESTMENT                SUBSEQUENT
                           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------

Regular                    $2,500                    $100
IRAs*                      $1,000                    $100
Educational IRAs           $  100                    $100**

*  Includes traditional IRAs, Roth IRAs and Simple IRAs.
** Up to a maximum of $500 per year.

OPENING AND ADDING TO YOUR ACCOUNT
----------------------------------

You can invest in the Fund by mail, wire transfer or through participating financial service professionals. After you have established your account and made your first purchase, you may also make subsequent purchases by telephone. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling the Company at 1-800-723-8637.

PURCHASE BY MAIL
----------------

To make your initial investment in the Fund, simply complete the Account Application included with this Prospectus, make a check payable to the Fund and mail the Application and check to:

                               The Montecito Fund
                         c/o Orbitex Data Services, Inc.
                                 P.O. Box 542007
                                 Omaha, NE 68154

To make subsequent purchases, simply make a check payable to the Fund and mail the check to the above-mentioned address. BE SURE TO NOTE YOUR FUND ACCOUNT NUMBER ON THE CHECK.

Your purchase order, if accompanied by payment, will be processed upon receipt by Orbitex Data Services, Inc. (the "Transfer Agent"). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's POP calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the POP determined as of the close of regular trading on the next business day. If you do not indicate which share class you wish to purchase, Class A shares will be purchased for your account.

WIRE TRANSFER PURCHASES
-----------------------

To make an initial purchase of shares by wire transfer, you need to take following steps:

1. Fill out and mail or fax (402-963-9094) the Account Application to the Transfer Agent;
2.   Call 1-800-723-8637 to inform us that a wire is being sent;
3.   Obtain an account number from the Transfer Agent; and
4.   Ask your bank to wire funds to the account of:

                 First National Bank of Omaha, ABA #: 104000016
                           For account number 11288743
                             For the Montecito Fund
                       FBO A/C (enter your account number)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above and be sure to include your account number, Fund and share class on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Application with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application included with this Prospectus, or call the transfer agent and they will send you an Application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS
-------------------------------------------------

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

AUTOMATIC INVESTMENT PLAN
-------------------------

You may purchase shares of the Fund through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this prospectus. You may only select an account maintained at a domestic financial institution which is an ACH member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, but will notify you if it does so. For more information, call the Transfer Agent at 1-800-723-8637.

TELEPHONE PURCHASES
-------------------

In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share net asset value determined at the close of business on the day that the transfer agent receives payment through the Automatic Clearing House. Call the Transfer Agent for details. You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

MISCELLANEOUS PURCHASE INFORMATION
----------------------------------

All applications to purchase shares of the Fund are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check, money order or wire transfer drawn on a U.S. bank, savings and loan association or credit union. The Fund's custodian may charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. The Fund reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to current shareholders. If you place an order for Fund shares through a securities broker and you place your order in proper form before 4:00 p.m. Eastern time on any business day (a day when the NYSE is open) in accordance with their procedures, your purchase will be processed at the POP calculated at 4:00 p.m. on that day, provided the securities broker transmits your order to the Transfer Agent before 5:00 p.m. Eastern time. The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days of your order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

HOW TO SELL (REDEEM) YOUR SHARES
--------------------------------

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL
-------

Sale requests should be mailed via U.S. mail or overnight courier service to:

                               The Montecito Fund
                         c/o Orbitex Data Services, Inc.
                        14707 California Street, Suite #5
                                 Omaha, NE 68154

The selling price of the shares being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in Good Order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number;
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
3. The signatures of all account owners exactly as they are registered on the account;
4.   Any required signature guarantees; and
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

SIGNATURE GUARANTEES
--------------------

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

     (i)   if you change the ownership on your account;
     (ii) when you want the redemption proceeds sent to a different address than is registered on the account;
     (iii) if the proceeds are to be made payable to someone other than the account's owner(s);
     (iv)  any redemption transmitted by federal wire transfer to your bank; and
     (v) if a change of address request has been received by the Company or Orbitex Data Services within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution (Notaries public cannot provide signature guarantees). Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

BY TELEPHONE
------------

You may redeem your shares in the Fund by calling the Transfer Agent at 1-800-723-8637 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

BY WIRE
-------

You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian charges a $10 fee for outgoing wires.

REDEMPTION AT THE OPTION OF THE FUND
------------------------------------

If the value of the shares in your account falls to less than $500, the Company may notify you that, unless your account is increased to $500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $500 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio, less expenses of the Fund.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to Orbitex Data Services, Inc., 14707 California Street, Omaha, NE 68154.

                              PRINCIPAL UNDERWRITER

Capital Research Brokerage Services, LLC ("CRBS") located at 107 South Fair Oaks Avenue, #315, Pasadena, CA 91105, acts as principal underwriter for the Fund. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. CRBS is compensated by the Fund Manager for its services to the Fund under a written agreement for such services.

                               TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

                               GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the S&P 500, or some other appropriate index.

According to the law of Maryland under which the Company is incorporated and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act.

                                PRIVACY STATEMENT

At The Santa Barbara Group of Mutual Funds, Inc., we recognize and respect the privacy of each of our investors and their expectations for confidentiality. The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible. This information comes from the following sources:

     --   Account applications and other required forms,
     --   Written, oral, electronic or telephonic communications and
     --   Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and services providers involved in servicing our account. We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our investors.

                              FOR MORE INFORMATION

STATEMENT OF ADDITIONAL INFORMATION (SAI)- The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated April 1, 2002, has been filed with the SEC and is incorporated by reference into this prospectus. To request a free copy of the SAI, please contact the Fund at:.

                               The Montecito Fund
                         c/o Orbitex Data Services, Inc.
                                 P.O. Box 542007
                                 Omaha, NE 68154

A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                               THE MONTECITO FUND
                         c/o Orbitex Data Services, Inc.
                                 P.O. Box 542007
                                 Omaha, NE 68154

                           Investment Company Act No.
                                    811-07414

                       STATEMENT OF ADDITIONAL INFORMATION


                               Dated April 1, 2002


                             FOR THE MONTECITO FUND
                                  (the "Fund")

                                   A Series of

                  The Santa Barbara Group Of Mutual Funds, Inc.
                                 (the "Company")
                      107 South Fair Oaks, Blvd., Suite 315
                           Pasadena, California 91105
                                 1-800-723-8637


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of The Montecito Fund, dated April 1, 2002. You may obtain a copy of the Prospectus, free of charge, by writing to The Montecito Fund, c/o Orbitex Data Services, Inc., 14707 California Street, Omaha, NE 68154 or by calling 1-800-723-8637.

The current Prospectus for the Montecito Fund (the "Prospectus") is incorporated herein by reference for all purposes, and all defined terms contained in the Prospectus have the same meanings and are used in this SAI for the same purposes.

                                TABLE OF CONTENTS

Management of the Fund
--------------------------------------------------------------------------------
Investment Policies
--------------------------------------------------------------------------------
Investment Restrictions
--------------------------------------------------------------------------------
Fund Manager and Investment Adviser
--------------------------------------------------------------------------------
Directors and Officers
--------------------------------------------------------------------------------
Control Persons and Principal Holders of the Fund
--------------------------------------------------------------------------------
Compensation of Directors
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Purchasing and Redeeming Shares
--------------------------------------------------------------------------------
Tax Information
--------------------------------------------------------------------------------
Custodian
--------------------------------------------------------------------------------
Transfer Agent
--------------------------------------------------------------------------------
Administration
--------------------------------------------------------------------------------
Brokerage Allocation and Portfolio Transactions
--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------
Independent Auditors
--------------------------------------------------------------------------------
Legal Counsel
--------------------------------------------------------------------------------
Distribution Plans
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The Santa Barbara Group of Mutual Funds, Inc. (the "Company"), an open-end investment management company, was incorporated in Maryland on December 30, 1992. The affairs of the Company are managed the Company's Board of Directors, which approves all significant agreements between the Company and the persons and companies that furnish services to each Fund in the Company, including agreements with each Fund's custodian, transfer agent, investment adviser and administrator. All such agreements are subject to limitations imposed by state and/or federal securities laws, and to the extent that any such contract may contradict such statutes, the contract would be unenforceable. The day-to-day operations of the Fund are delegated to the Fund Manager.

The Board of Directors has the power to designate one or more series of shares of common stock and to classify or reclassify any unissued shares with respect to such series (each series is commonly known as a mutual fund). Currently, the Company offers the following series:

The Bender Growth Fund
The Montecito Fund

Shareholders are entitled:

     (i)   to one vote per full share;
     (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and
     (iii) upon liquidation, to participate ratably in the assets available for distribution.

There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

Pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Company, Fund Manager, Investment Adviser and Principal Underwriter have each adopted a Code of Ethics which governs certain personal investment activities of person having access to investment information of the Fund. The Code of Ethics places limits on personal securities transactions for certain persons, and places strict reporting requirements on these people if they effect a personal securities transaction in a security in which the Fund invests.

INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objectives and the manner in which the Fund pursues its investment objectives are generally discussed in the Prospectus. This Section provides additional information concerning the Fund's investments and its investment restrictions.

The Fund is a diversified Fund, meaning that as to 75% of the Fund's assets (valued at the time of investment), the Fund will not invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities, thereby reducing the risk of loss. The Fund normally will invest at least 80% of total assets in common stock and securities convertible into common stock. The Fund may also invest in a variety of other securities.

The Fund's investment objective is a fundamental policy and may not be changed without the authorization of the holders of a majority of the Fund's outstanding shares. As used in this SAI and the Prospectus, a "majority of the Fund's outstanding shares" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

U.S. GOVERNMENT SECURITIES
--------------------------

The Fund may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds)  and (2)  Federal  agency  obligations  guaranteed  as to  principal  and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). With respect to these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury. However, they involve Federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, and Student Loan Marketing Association.

COMMERCIAL PAPER
----------------

Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper which, at the date of investment, is rated A-1 or higher by Standard & Poor's Corporations or Prime-1 or higher by Moody Investors Services, Inc.

FOREIGN SECURITIES
------------------

The Fund may invest up to 15% of the value of its total assets in securities of foreign issuers represented by American Depositary Receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange. Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

BORROWING
---------

The Fund is authorized to borrow money from a bank in amounts up to 5% of the value of its total assets at the time of such borrowing for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940 ("1940 Act") to meet redemption requests. The Fund will not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets. This borrowing may be unsecured. The1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300%asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase of decrease in the market value of the Fund. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of the securities purchased. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowing, transfer as collateral securities owned by the Portfolio.

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment restrictions that may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding voting securities. The Fund may not:

1. make further investments when 25% or more of its total assets would be invested in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

2. invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

3. borrow money or issue senior securities (as defined in the 1940 Act) except that the Fund may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

4. pledge, mortgage or hypothecate its assets other than to secure borrowing permitted by restriction 3 above;

5. make loans of securities to other persons except loans of portfolio securities and provided the Fund may invest without limitation in short-term obligations (including repurchase agreements) and publicly distributed obligations;

6. underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

7. purchase or sell real estate or mortgages on real estate, (although the Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts that invest in real estate or interests therein);

8. purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; or make investments for the purpose of exercising control or management; and

9. invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale of forward foreign currency exchange contracts, financial futures contracts, and options on financial futures contracts and options on securities and on securities indices.

Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

1. invest in securities issued by an investment company; except that the Fund may invest in money market funds in accordance with the requirements of the Investment Company Act of 1940, as amended;

2. invest more than 15% of its net assets in securities which cannot be readily resold because of legal or contractual restrictions and which are not otherwise marketable;

3. invest in warrants if at the time of acquisition more than 5% of its net assets, taken at market value at the time of purchase, would be invested in warrants, and if at the time of acquisition more than 2% of its total assets, taken at market value at the time of purchase, would be invested in warrants not traded on the New York Stock Exchange or American Stock Exchange. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value; or

4. Invest more than 10% of its total assets in securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

With the exception of the restriction on borrowing, if a percentage restriction set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changes in value or in the number of outstanding securities of an issuer will not be considered a violation.

FUND MANAGER AND INVESTMENT ADVISER

Information on the Fund's Fund Manager and Investment Adviser is set forth in the prospectus. This Section contains additional information concerning these two entities.

SBG Capital Management, Inc. (the "Fund Manager") is organized under the laws of the State of California as an investment advisory corporation, and is registered as an investment adviser with the Securities and Exchange Commission. The Fund Manager manages the general business affairs of the Fund pursuant to an investment advisory agreement with the Company dated September 30, 1998 (the "Advisory Agreement"). Messrs. John P. Odell and Steven W. Arnold are officers and controlling shareholders of the Fund Manager, as well as serving as Directors of the Company. Accordingly, each of those persons is considered an "affiliated person" of the Company, as that term is defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Under the Advisory Agreement, the Fund Manager is paid a monthly fee at an annual rate of 0.30% of the first $100 million of the Fund's average daily net assets, and 0.25% on average daily net assets in excess of $100 million.

Under the terms of the Advisory Agreement, the Fund Manager furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. However, pursuant to the Sub-Advisory Agreement, the Investment Adviser makes the day to day decisions with regard to the Fund.

The Advisory Agreement provides that the Fund Manager shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved at least annually:

(a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and
(b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Fund Manager, with the approval of the Board and the Fund's shareholders, has retained Ameristock Corporation (the "Investment Adviser") to provide day-to-day investment management services to the Fund under a Sub-Advisory Agreement (the "Sub-Advisory Agreement") dated April 1, 2002.

The Investment Adviser is paid by the Fund Manager monthly at an annual rate of 0.25% of the first $100 million of the Fund's average daily net assets, and 0.20% on average daily net assets in excess of $100 million.

The Sub-Advisory Agreement provides that the Investment Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Sub-Advisory Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Sub-Advisory Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved at least annually:

(a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and
(b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Operating Services Agreement.
-----------------------------
The Company has also entered into an Operating Services Agreement with the Fund Manager ("Services Agreement") dated September 30, 1998. Under the terms of the Services Agreement, the Fund Manager provides, or arranges to provide, day-to-day operational services to the Fund including, but not limited to;

1.   accounting                                   6.   custodial
2.   administrative                               7.   fund share distribution
3.   legal                                        8.   shareholder reporting
4.   dividend disbursing and transfer agent       9.   sub-accounting, and
5.   registrar                                    10.  record keeping services

Under the Services Agreement, the Fund Manager may, with the Company's permission, employ third parties to assist it in performing the various services required of the Fund. The Fund Manager is responsible for compensating such parties.

Under the Services Agreement, for administrative services rendered to the Fund by the Fund Manager, the Fund pays the Fund Manager 0.70% annually on Class A shares.

DIRECTORS AND OFFICERS

The Board Of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Fund Manager, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below. The business address of each director is:

                      107 South Fair Oaks, Blvd., Suite 315
                           Pasadena, California 91105


-------------------------------------------------------------------------------------------
Name, Date of Birth            Position with the Fund     Principal Occupation for the Last
                                                          Five Years
-------------------------------------------------------------------------------------------
Steven W. Arnold*(1)           Co-President & Director    Marketing Manager for Robert
(8/6/55)                                                  Bender & Associates, Inc.
                                                          Co-President and
                                                          Controlling shareholder, SBG
                                                          Capital Management Inc.
-------------------------------------------------------------------------------------------
John P. Odell*(1)              Co-President & Director    Marketing Manger for SBG Capital
(3/22/66)                                                 Management Company, Inc.,
                                                          Co-President and controlling
                                                          shareholder of SBG Capital
                                                          Management, Inc. since September
                                                          30, 1998.
-------------------------------------------------------------------------------------------
Robert L. Bender*(2)           Director                   President of  Robert L. Bender &
(5/28/37)                                                 Associates, Inc since 1972.
-------------------------------------------------------------------------------------------
Harvey Marsh                   Director                   Self-employed financial
                                                          consultant.  Vice President,
                                                          Finance, FACT Retirement
                                                          Services, from 1993- 1996.
                                                          Certified Public Accountant.
                                                          B.B.A., Loyola Marymount
                                                          University, 1961.
-------------------------------------------------------------------------------------------
Wayne Turkheimer               Director                   Attorney in solo practice since
(11/30/52)                                                1986, specializing in general
                                                          business, probate and estate law.
                                                          A.B from UCLA, Cum laude, 1974.
                                                          JD, USC Law Center, 1977.
-------------------------------------------------------------------------------------------
Glory Burns                    Director                   Professor, Colorado State
(12/29/52)                                                University since 1991. BS,
                                                          University of Colorado, 1975.
                                                          MBA, University of Denver, 1980.
                                                          JD, University of Puget Sound,
                                                          1978.
-------------------------------------------------------------------------------------------
Lawrence Christopher Signey    Director                   Associate Pastor at St. Bede the
(4/4/61)                                                  Venerable since 1993.
-------------------------------------------------------------------------------------------

* Director who is an "interested person" of the Company, as defined in the 1940 Act.
(1)  "Controlling person" of the Fund Manager, as defined in the 1940 Act.
(2)  "Controlling person" of an Investment Adviser, as defined in the 1940 Act.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE FUND

Prior to April 1, 2002, the Investment Adviser intends to purchase all of the outstanding shares of the Fund and will be then deemed to "control" the Fund.

COMPENSATION OF DIRECTORS

Each Independent Director receives a fee of $500 for each meeting attended. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other Funds of the Company. The following table sets forth information regarding compensation of Directors by the Company for the fiscal year ended March 31, 2001.


Name of Director      Compensation    Pension     Annual      Total Compensation
                      from Company    Benefits    Benefits    Paid to Director
--------------------------------------------------------------------------------
Harvey Marsh          $2,000          $0.00       $0.00       $2,000

Wayne Turkheimer      $2,000          $0.00       $0.00       $2,000

Glory Burns           $2,000          $0.00       $0.00       $2,000

Lawrence C. Signey    $1,000          $0.00       $0.00       $1,000

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)^[n] = ERV

Where:    P = a hypothetical initial investment of $1000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2[(a-b/cd + 1)^6 - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

PURCHASING AND REDEEMING SHARES

Information concerning purchasing and redeeming shares of the Fund is contained in the Prospectus.

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

TAX INFORMATION

The Fund intends to qualify as a regulated investment company under SubChapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

CUSTODIAN

United Missouri Bank, 928 Grand Blvd., Kansas City, MO 64141, acts as custodian for the Fund. As such, UMB holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. UMB does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

TRANSFER AGENT

Orbitex Data Services, Inc. ("ODS"), serves as transfer, dividend disbursing, and shareholder servicing agent for the Fund, effective August 1, 2001. ODS is located at 14707 California Street, Omaha, NE 68154. Under the agreement, ODS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services rendered as transfer agent, the Fund Manager pays ADS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

ADMINISTRATION

ODS also acts as Administrator to the Fund pursuant to a written agreement with the Company and Fund Manger. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment Adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The Fund Manager pays ADS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

BROKERAGE ALLOCATION AND PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of Directors of the Fund, the Investment Adviser is responsible for investment decisions and for the execution of the Fund's portfolio transactions. The Fund has no obligation to deal with any particular broker or dealer in the execution of transactions in portfolio securities. In executing such transactions, the Investment Adviser seeks to obtain the best price and execution for its transactions. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission.

Where best price and execution may be obtained from more than one broker or dealer, the Investment Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Investment Adviser. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Sub-Advisory Agreement and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and the Investment Adviser, the Investment Adviser has advised that such information is, in its opinion, only supplementary to the Investment Adviser's own research activities and the information must still be analyzed, weighed and reviewed by the Investment Adviser..

The Fund will not purchase securities from, or sell securities to, the Fund Manager or Investment Adviser. The Investment Adviser may take into account the sale of Fund shares by a broker in allocating brokerage transactions. It is anticipated that the Fund's annual portfolio turnover rate will not exceed 40%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude securities having a maturity when purchased of one year or less. The turnover rate has a direct effect on the transaction costs (including brokerage costs) to be borne by the Fund.

DISTRIBUTOR

On August 18, 2000, the Company's Board of Directors approved the Fund Manager's selection of Capital Research Brokerage Services, LLC ("CRBS"), 107 South Fair Oaks Avenue, #315, Pasadena, CA 91105, to succeed Declaration Distributors, Inc. as Distributor and principal underwriter for the Company. For the distribution and distribution support services provided by the Distributor pursuant to the terms of the agreement, the Fund Manager shall pay the Distributor, on the last day of each month, an annual fee of $8,400, such fee to be paid in equal monthly installments of $700.

INDEPENDENT AUDITORS

McCurdy & Associates, CPA's, Inc. 27955 Clemens Road, Westlake Ohio, 44145l served as the Company's independent auditors and audited the Fund's financial statements for its fiscal year ending on March 31, 2001 and has been selected to again serve in that capacity for the Fund's fiscal year ending March 31, 2002.

DISTRIBUTION PLANS

As noted in the Fund's Prospectus, the Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans") whereby the Fund pays 0.25% per annum of the Fund's average daily net assets for each of its share classes, and 0.75% per annum of the Fund's average daily net assets for its Class C shares, to the Fund Manager, Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts relating to the distribution of the Fund's shares. The fees are paid on a quarterly basis, based on the Fund's average daily net assets attributable to each class of shares.

Pursuant to the Plans, the Fund Manager is entitled to a fee each month for expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter. Any expense of distribution in excess of authorized Plan fees will be borne by the Fund Manager without any additional payments by the Fund. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by the Fund Manager for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

The Plans also provide that to the extent that the Fund, the Fund Manager, or other parties on behalf of the Fund, or the Fund Manager make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule
12b-1, such payments shall be deemed to be made pursuant to the Plans. In no event shall the payments made under the Plans, plus any other payments deemed to be made pursuant to the Plans, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc.,
Article III, Section 26(d)(4).

The Board of Directors has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Adviser in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Directors, including the non-interested Directors, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.

The Plans have been approved by the Funds' Board of Directors, including all of the Directors who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who are non-interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be done by the non-interested Directors. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Directors on not more than 60 days' written notice, 2) by the Adviser on not more than 60 days' written notice, 3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Advisory Agreement with the Adviser. The Adviser or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Fund Manager is required to report in writing to the Board of Directors of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

                              FINANCIAL STATEMENTS

Not yet available.

                                     PART C
                                OTHER INFORMATION

ITEM 23   EXHIBITS
------------------

(a)  Articles of Incorporation.
     Incorporated by reference from Initial Registration Statement, filed on December 30, 1992.

(b)  Bylaws of Registrant
     Incorporated by reference from Initial Registration Statement, filed on December 30, 1992.

(c)  Instruments Defining Rights of Shareholders
     None [Not Applicable].

(d)  Investment Advisory Agreements-
     (1)  Advisory Agreement
          Incorporated by reference from Definitive Proxy, filed on September 1, 1998 and approved by shareholders on September 30, 1998.

     (2)  Sub-Advisory Agreement
          Attached herein as Exhibit 23A(2).

     (3)  Amended Advisory Agreement
          Attached herein as Exhibit 23A(3)

(e)  Underwriting Contracts
     Incorporated by reference from Definitive Proxy, filed on September 1, 1998 and approved by shareholders on September 30, 1998.

(f)  Bonus or Profit-Sharing Contracts
     None [Not Applicable].

(g)  Custodian Agreement
     Incorporated by reference from pre-effective amendment # 4, filed on October 4, 1996.

(h)  Other Material Contracts
     (1)  Operating Services Agreement
          Incorporated by reference from Definitive Proxy, filed on September 1, 1998 and approved by shareholders on September 30, 1998.

     (2)  Investment Services Agreement
          Incorporated by reference from Definitive Proxy, filed on September 1, 1998 and approved by shareholders on September 30, 1998.

(i)  Opinion of Counsel
     Attached as Exhibit 23(I).

(j)  Other Opinions
     Incorporated by reference to Audited Annual Report of Registrant, dated September 30, 2001.

(k)  Omitted Financial Statements
     None [Not Applicable].

(l)  Initial Capital Agreements
     Incorporated by reference from pre-effective amendment # 4, filed on October 4, 1996.

(m)  Rule 12b-1 Plans
     Incorporated by reference from Definitive Proxy, filed on September 1, 1998 and approved by shareholders on September 30, 1998.

(n)  Financial Data Schedule
     None [Not Applicable]

(o)  Rule 18f-3 Plan
     Incorporated by reference from pre-effective amendment # 4, filed on October 4, 1996.

(p)  Code of Ethics
     Incorporated by reference to to post-effective amendment # 8, filed on August 1, 2000.

ITEM 24   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-----------------------------------------------------------------------

No person is directly or indirectly controlled by, or under common control with the Registrant.

ITEM 25   INDEMNIFICATION.
-------------------------

Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 26   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
--------------------------------------------------------------

The Adviser has no other business or other connections.

ITEM 27   PRINCIPAL UNDERWRITERS.
--------------------------------

Capital Research Brokerage Services, LLC ("CRBS") located at 107 South Fair Oaks Avenue, #315, Pasadena, CA 91105.

ITEM 28   LOCATION OF ACCOUNTS AND RECORDS.
------------------------------------------

Capital Research Brokerage Services, LLC 107 South Fair Oaks Avenue, #315 Pasadena, CA 91105.

SBG Capital Management, Inc.
107 South Fair Oaks, Blvd., Suite 315
Pasadena, NC  91105

ITEM 29   MANAGEMENT SERVICES.
-----------------------------

Orbitex Data Services, Inc.
14707 California Street, Suite #5
Omaha, NE 68154

ITEM 30   UNDERTAKINGS.
----------------------

None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pasadena and State of California on the 23rd day of January, 2002.

     FOR THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.
     (REGISTRANT)


     /s/ Steven W. Arnold                    /s/ John P. Odell
     -------------------------------         --------------------------
     By:  Steven W. Arnold                   By:  John P. Odell
     Co-President and Co-Chairman            Co-President and Co-Chairman

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                                Title                       Date
--------------------------------------------------------------------------------


/s/ Steven W. Arnold                Co-President,               January 23, 2002
-------------------------------     Co-Chairman, Director
STEVEN W. ARNOLD


/s/ John P. Odell                   Co-President,               January 23, 2002
-------------------------------     Co-Chairman, Director
JOHN P. ODELL


/s/ Robert L. Bender                Director                    January 23, 2002
-------------------------------
ROBERT L. BENDER


/s/ Harvey Marsh                    Director                    January 23, 2002
-------------------------------
HARVEY MARSH


/s/ Wayne Turkheimer                Director                    January 23, 2002
-------------------------------
WAYNE TURKHEIMER


/s/ Glory Burns                     Director                    January 23, 2002
-------------------------------
GLORY BURNS


/s/ Lawrence Christopher Signey     Director                    January 23, 2002
-------------------------------
LAWRENCE CHRISTOPHER SIGNEY

                                  EXHIBIT INDEX

Exhibit No.    Exhibit
-----------    -------
EX-23A(2)      Sub-Advisory Agreement
EX-23A(3)      Amended Investment Advisory Agreement
EX-23(I)       Opinion and Consent of Counsel
--------------------------------------------------------------------------------